EVENT SUBSEQUENT TO JUNE 30,2025 (Details) - Major ordinary share transactions - Alumni Capital LP	Sep. 04, 2025 USD ($) shares
Disclosure of non-adjusting events after reporting period
Number of shares issued | shares	1,013,908
Proceeds from issuing shares | $	$ 1,700,000